Costs and Expenses	12 Months Ended
Dec. 31, 2011
Costs and Expenses Abstract
Costs And Expenses
Employment severance costs
	2011	2010	2009
	$	$	$
South Africa	9	19	10
Continental Africa	3	1	3
Americas	3	3	1
	15	23	14

Employee severance costs were due to retrenchments reflecting downsizing and rationalization of operations resulting in a planned reduction in workforce.

	Interest expense
		2011	2010	2009
		$	$	$
	Finance costs on rated bonds (1)	56	38	-
	Finance costs on convertible bonds (2)	25	22	18
	Finance costs on mandatory convertible bonds (3)	47	13	-
	Finance costs on bank loans and overdrafts	10	19	55
	Unwinding of discount on convertible bonds	28	27	18
	Amortization of deferred loan fees (4)	7	20	31
	Capital lease charges	5	5	3
	Discounting of non-current trade and other debtors	-	6	6
	Other	3	1	5
		181	151	136
	Less : Amounts capitalized on qualifying assets	(3)	-	(13)
		178	151	123

(1)	On April 28, 2010, AngloGold Ashanti Holdings plc issued $1.0 billion of 10-year and 30-year unsecured notes. The issue consisted of $700 million of 10-year unsecured notes at a semi-annual coupon of 5.375 percent and $300 million of 30-year unsecured notes at a semi-annual coupon of 6.5 percent. See Note 18.

(2)	The $1.0 billion 2.375 percent convertible bond (issued February 27, 2004) was repaid on February 27, 2009. On May 22, 2009, AngloGold Ashanti Holdings Finance plc issued $732.5 million 3.5 percent guaranteed convertible bonds due May 2014, convertible into ADSs. See Note 18.

(3)	In September 2010, AngloGold Ashanti Holdings Finance plc issued $789 million of mandatory convertible bonds at a coupon rate of 6 percent due in September 2013. See Note 18.

(4)	Includes a once-off charge of $8 million related to the cancellation of debt facilities during 2010.

	Impairment of assets

	Impairments are made up as follows:
		2011	2010	2009
		$	$	$
	South Africa
	Impairment of abandoned shaft pillar development at TauTona(1)	9	-	-
	Impairment and write-off of Savuka(2)	3	16	-
	Impairment and write-off of waste wash plant at Kopanang mine(3)	2	-	-
	Below 120 level at TauTona(4)	-	47	-
	Impairment of Tau Lekoa(5)	-	8	4
	Continental Africa
	Impairment and write-off of vehicles and mining equipment at Obuasi mine	2	-	-
	Impairment of Iduapriem obsolete tailings storage facility(6)	-	8	-
	Impairment and write-off of vehicles and heavy mining equipment at Geita mine	-	5	-
	Impairment and write-off of tailings treatment plant at Obuasi mine(7)	-	3	-
	Impairment and write-off of oxide treatment plant at Obuasi mine(8)	-	-	4
	Americas
	Write-off of mining assets at Serra Grande	-	3	-
	Other
	Impairment and write-off of various minor tangible assets and equipment	1	1	-
		17	91	8

(1)	Due to a change in the mine plan resulting from safety related concerns following seismic activity, the VCR shaft pillar and ore pass development have been abandoned and is no longer expected to generate future cash flows.
(2)	Due to a further change in the mine plan during 2011, the Savuka assets have been abandoned and are not expected to generate future cash flows.
(3)	The use of the waste wash plant was discontinued as it did not yield the desired benefit.
(4)	Due to a change in the mine plan resulting from safety related concerns following seismic activity, a portion of the below 120 level development has been abandoned and is not expected to generate future cash flows.
(5)	Following the classification of Tau Lekoa as held for sale in 2009, impairment testing was performed on the held for sale asset. As the estimated fair value less costs to sell did not support the carrying value, an impairment was recorded for held for sale assets. The sale of Tau Lekoa was concluded effective August 1, 2010.
(6)	The use of the tailings storage facility was discontinued as no further economic benefit is expected to be derived.
(7)	Due to safety related concerns the use of the tailings treatment plant was discontinued.
(8)	Due to damage suffered by the leach tanks of the treatment plant, its use was discontinued in 2009.

The following estimates and assumptions were used by management when reviewing goodwill and long-lived assets for impairment:

—	the gold price assumption represented management’s best estimate of the future price of gold. In arriving at the estimated long-term gold price, management considered all available market information including current prices, historical averages, and forward pricing curves. The long-term gold price is based on a range of economic and market conditions expected to exist over the remaining useful life of the assets; (1)
—	proven and probable ore reserves as well as value beyond proven and probable reserves estimates. For these purposes proven and probable ore reserves of approximately 75.6 million ounces (including joint ventures) as at December 31, 2011 were determined;
—	the real pre-tax discount rate is commensurate with the risks involved which is consistent with the basis used in 2010. The risk factors considered were country risk as well as asset risk for cash flows relating to mines that are not yet in production and deep level mining projects. The country risk factor was based on the Company’s internal assessment of country risk relative to the issues experienced in the countries in which it operates and explores;
—	foreign currency cash flows were translated at estimated forward exchange rates and then discounted using appropriate discount rates for that currency; and
—	cash flows used in impairment calculations were based on life of mine plans.

Estimates and assumptions used by management included the following:

		2011	2010	2009
		$ per ounce	$ per ounce	$ per ounce
(1)	Long-term real gold price	1,530	1,113	906

The real pre-tax discount rates applied in the 2011 impairment calculations on reporting units with significant assigned goodwill were as follows:

Percentage
Australasia
Sunrise Dam	8.4%
Americas
Cripple Creek	7.4%

In addition to the gold price and discount rate assumptions described above, the factors affecting the estimates include:

  changes in proven and probable ore reserves as well as value beyond proven and probable reserves;
  the grade of ore reserves as well as value beyond proven and probable reserves may vary significantly from time to time;
  differences between actual commodity prices and commodity price assumptions;
  unforeseen operational issues; and
  changes in capital, operating mining, processing and reclamation costs and foreign exchange rates.

	Environmental rehabilitation obligations
	Long-term environmental obligations comprising decommissioning and restoration are based on the Company’s environmental management plans, in compliance with the current environmental and regulatory requirements.

		$
	The following is a reconciliation of the total liabilities for asset retirement obligations:

	Balance as at December 31, 2010	530
	Additions to liabilities	5
	Liabilities settled	(18)
	Accretion expense	28
	Change in assumptions(1)	140
	Other movements	2
	Translation	(34)
	Balance as at December 31, 2011	653

(1)	Revisions relate to change in mine plans resulting in accelerated cash flows, change in economic assumptions and discount rates, change in design of tailing storage facilities and in methodology following requests from the environmental protection agency. These liabilities are anticipated to unwind beyond the end of the life of mine.

These liabilities mainly relate to obligations at the Company’s active and inactive mines to perform reclamation and remediation activities in order to meet applicable existing environmental laws and regulations.

Certain amounts have been contributed to a rehabilitation trust and environmental protection bond under the Company's control. The monies in the trust and bond are invested primarily in interest bearing debt securities and cash and are included in Other long-term assets in the Company’s consolidated balance sheet. Cash balances held in the trust and bond are classified as restricted cash and are included in Other long-term assets in the Company’s consolidated balance sheet. As at December 31, the carrying amounts and estimated fair values of balances held in the trust and bond were as follows:

	December 31, 2011		December 31, 2010

	Carrying		Carrying
	amount	Fair value	amount	Fair value
	$	$	$	$

Securities	111	114	117	118
Cash	22	22	32	32
	133	136	149	150

Operating lease charges

Operating lease rentals are charged against income in a systematic manner related to the period the leased property will be used. Lease charges relate mainly to the hire of plant and machinery and other land and buildings.

Operating leases for plant and machinery are for contracts entered into with mining contractors. The contracts are for specified periods and include escalation clauses. Renewals are at the discretion of the respective operating mine. Certain contracts include the provision of penalties payable on early exiting or cancellation.

Rental expense(1)
	2011	2010	2009
	$	$	$

Comprising of:
Minimum rentals	29	23	33

(1)Included in production costs for each period presented.

Future minimum rental payments are:
2012	23
2013	1
2014	1
Thereafter	-
	25

	(Profit)/loss on sale of assets, realization of loans, indirect taxes and other
		2011	2010	2009
		$	$	$
	Impairment of investments	21	2	12
	Loss on disposal of land, equipment and assets, mineral rights and exploration properties	8	19	13
	Black economic empowerment transaction restructuring costs for Izingwe Holdings (Proprietary) Limited	7	-	-
	Indirect tax expenses and legal claims(1)	6	17	29
	Royalties received(2)	(79)	(8)	-
	Insurance claim recovery on capital items at Obuasi	(3)	-	-
	Profit on disposal of the Company's subsidiary ISS International Limited(3)	(2)	-	-
	Reassessment of other receivables	(1)	9	7
	Mandatory convertible bonds underwriting and professional fees	-	26	-
	Loss on sale of Tau Lekoa Gold mine(4)	-	7	-
	Mining contractor termination costs	-	1	-
	Profit on disposal of investments(5)	-	(52)	-
	Net insurance claim recovery(6)	-	(19)	(7)
	(Recovery)/loss on consignment inventory	-	(5)	12
	Profit on disposal of joint venture interest in Boddington Gold mine in Australia(7)	-	-	(56)
		(43)	(3)	10

(1)	Indirect taxes and legal claims are in respect of:
	Guinea	9	10	7
	Ghana	5
	Argentina	2
	Namibia	1
	Tanzania	(10)	6	25
	Brazil	(1)		(3)
	South Africa		1

(2)	Royalties received include:
	Newmont Mining Corporation (2009 Boddington Gold mine sale)	(38)	(4)
	Franco Nevada Corporation (2011 sale of royalty stream in Ayanfuri mine)	(35)
	Simmers & Jack Mines Limited (2010 sale of Tau Lekoa Gold mine)	(5)	(3)
	Other royalties	(1)	(1)

(3)	ISS International Limited ("ISSI") was classified as held for sale effective November 3, 2010, after AngloGold Ashanti entered into a memorandum of understanding with the Institute of Mine Seismology for the disposal of ISSI. The sale was concluded on February 28, 2011.

(4)	The sale of Tau Lekoa Gold mine was concluded effective August 1, 2010.

(5)	Profit on disposal of investments include:
	B2Gold Corporation (Colombia)		(45)
	Red 5 Limited (Australia)		(7)

(6)	Includes business interruption insurance following a seismic event which resulted in the suspension of operations at Savuka Gold mine (in South Africa) during 2009. The Company recovered $46 million from its insurers. Amounts received included:
	Business interruption recoveries		(19)	(11)
	Reimbursement of costs (included in Production costs)		(16)

(7)	Included $31 million foreign exchange transaction loss.

Non-hedge derivative (gain)/loss and movement on bonds

Non-hedge derivative (gain)/loss
	2011	2010	2009
	$	$	$
(Gain)/loss on non-hedge derivatives	(83)	703	1,452

The net gain recorded for the year ended December 31, 2011 relates to the fair value movements of the conversion features of convertible bonds amounting to $84 million (see Note 18) and the revaluation of non-hedge derivatives resulting from changes in the prevailing forward gold price, exchange rates, interest rates and volatilities during the year, amounting to a loss of $1 million.

During 2010, the Company eliminated its gold hedge book. The loss of scheduled hedge book maturities during 2010 was $277 million. Loss on non-hedge derivatives includes a realized loss of $2,698 million relating to the final tranche of the accelerated hedge buy-back that commenced in September 2010 and was concluded on October 7, 2010. The final phase of the hedge restructuring was funded with proceeds from the equity offering (see Note 21) and the three-year mandatory convertible bonds (see Note 18) issued in September, as well as cash from internal sources and debt facilities.

During July 2009, the Company embarked on a hedge buy back that resulted in the accelerated settlement of both non-hedge and forward gold contracts qualifying for the normal purchases and sales exemption (which permits the Company to not record such amounts in its financial statements until the maturity date of the contract) under which the Company had committed to deliver a specified quantity of gold at a future date in exchange for an agreed price. These effects are reflected in the table below.

Effects of the accelerated hedge settlements

	2011	2010	2009
	$	$	$
Accelerated hedge settlement of non-hedge derivatives	-	2,698	797
Previously designated NPSE contracts	-	405	580
Other non-hedge derivative contracts	-	2,293	217

As a result of the accelerated cash settlement of the normal purchase and sale exempted (“NPSE”) contracts during July 2009, the FASB ASC guidance on derivatives and hedging necessitated a review of the continuing designation of, and accounting treatment for, the remaining NPSE contracts that were not part of the accelerated settlement. Management concluded, in accordance with the provisions of the FASB ASC guidance, to re-designate all remaining NPSE contracts as non-hedge derivatives and to account for such contracts at fair value on the balance sheet with changes in fair value accounted for in the income statement.

The hedge buy-back and re-designation of contracts effected in 2009 resulted in an increase in current non-hedge derivative liabilities and a consequential loss on non-hedge derivatives. During 2010, all the contracts that were previously designated as NPSE were closed out and recorded as a non-hedge derivative loss.

The effect of the NPSE re-designation in July 2009 and subsequent accounting for these contracts is stated below.

	2011	2010
	$	$
Liability at beginning of period	-	556
Fair value movements (recorded in non-hedge derivative (gain)/loss)	-	131
Realized settlements	-	(687)
Liability as at December 31	-	-

Movement on bonds
	2011	2010	2009
	$	$	$
Fair value (gain)/loss on mandatory convertible bonds (See Note 18)	(113)	83	-

Fair value movements on the mandatory convertible bonds relate to the ex interest NYSE closing price as further discussed in Note 18.